Federated Hermes Floating Rate Strategic Income Fund Expense Example - Federated Hermes Floating Rate Strategic Income Fund	Mar. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 214
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,461
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,025